Segment Information (Tables)	12 Months Ended
Mar. 31, 2016
Financial Information of Segments

Financial information of the segments for fiscal 2014, 2015 and 2016 is as follows:

Year ended March 31, 2014	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥78,825	¥251,328	¥203,382	¥236,879	¥211,612	¥412,157	¥1,394,183
Finance revenues	37,235	9,472	6,132	18,350	50,406	57,328	178,923
Interest expense	8,594	3,687	9,018	4,077	5,593	28,087	59,056
Depreciation and amortization	3,170	117,357	19,200	2,867	12,644	41,551	196,789
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(974)	363	2,079	2,620	3,485	5,673	13,246
Write-downs of long-lived assets	0	1,292	16,958	15	0	1,046	19,311
Increase in policy liabilities and policy account balances	0	0	0	0	28,429	0	28,429
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	792	152	4,709	68,758	3,920	6,793	85,124
Discontinued operations	0	0	8,832	383	238	(279)	9,174
Segment profits	24,874	37,062	17,956	95,786	49,871	69,688	295,237
Segment assets	992,078	622,009	962,404	552,183	2,166,986	1,972,138	7,267,798
Long-lived assets	26,665	433,342	773,146	75,458	76,491	396,948	1,782,050
Expenditures for long-lived assets	3,505	176,952	32,056	22,428	195	117,419	352,555
Investment in affiliates	18,909	1,718	62,504	59,759	10,971	143,454	297,315
Year ended March 31, 2015	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥85,502	¥263,499	¥182,321	¥666,120	¥425,977	¥561,893	¥2,185,312
Finance revenues	35,624	11,103	4,057	15,650	52,510	63,259	182,203
Interest expense	8,627	3,690	6,968	3,609	5,669	29,989	58,552
Depreciation and amortization	3,373	125,013	16,900	5,919	15,190	47,397	213,792
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	597	372	(85)	(296)	3,975	8,086	12,649
Write-downs of long-lived assets	653	0	29,418	211	0	4,605	34,887
Decrease in policy liabilities and policy account balances	0	0	0	0	(506,043)	0	(506,043)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	740	59	9,633	11,985	633	28,433	51,483
Bargain Purchase Gain	0	0	0	0	36,082	0	36,082
Discontinued operations	0	0	0	463	0	0	463
Segment profits	25,519	40,366	3,484	42,414	120,616	104,143	336,542
Segment assets	1,132,468	662,851	835,386	660,014	3,700,635	2,178,895	9,170,249
Long-lived assets	35,470	450,099	652,524	145,153	49,838	289,097	1,622,181
Expenditures for long-lived assets	8,717	162,323	45,019	70,616	144	106,338	393,157
Investment in affiliates	20,875	2,074	91,275	51,108	3,785	209,027	378,144

Year ended March 31, 2016	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥107,150	¥271,662	¥191,540	¥1,028,355	¥254,289	¥526,008	¥2,379,004
Finance revenues	34,215	12,067	6,720	12,625	55,318	75,004	195,949
Interest expense	7,214	3,545	4,676	3,539	4,654	33,356	56,984
Depreciation and amortization	4,764	127,862	15,908	8,836	17,489	52,606	227,465
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(701)	24	(110)	(940)	7,370	7,277	12,920
Write-downs of long-lived assets	0	0	8,036	214	0	4,978	13,228
Decrease in policy liabilities and policy account balances	0	0	0	0	(405,014)	0	(405,014)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,064	191	6,048	18,822	796	76,747	103,668
Segment profits	42,418	42,935	42,902	57,220	51,756	142,879	380,110
Segment assets	1,049,867	731,329	739,592	704,156	3,462,772	2,284,733	8,972,449
Long-lived assets	41,170	479,619	600,693	193,970	52,359	386,950	1,754,761
Expenditures for long-lived assets	14,180	151,330	49,858	74,645	439	272,315	562,767
Investment in affiliates	22,755	1,996	91,010	108,237	911	305,674	530,583

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2014	2015	2016
Segment revenues:
Total revenues for segments	¥1,394,183	¥2,185,312	¥2,379,004
Revenues related to corporate assets	6,618	6,531	9,230
Revenues related to assets of certain VIEs	13,989	6,356	5,455
Revenues from inter-segment transactions	(12,891)	(21,702)	(24,487)
Revenues from discontinued operations	(26,607)	(2,214)	0

Total consolidated revenues	¥1,375,292	¥2,174,283	¥2,369,202

Segment profits:
Total segment profits	¥295,237	¥336,542	¥380,110
Corporate losses	(21,642)	(15,638)	(5,261)
Gains related to assets or liabilities of certain VIEs	17,003	3,267	5,632
Discontinued operations, pre-tax	(12,182)	(463)	0
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect	7,923	20,309	10,821

Total consolidated income before income taxes and discontinued operations	¥286,339	¥344,017	¥391,302

Segment assets:
Total segment assets	¥7,267,798	¥9,170,249	¥8,972,449
Cash and cash equivalents, restricted cash	905,074	913,079	811,399
Allowance for doubtful receivables on direct financing leases and probable loan losses	(84,796)	(72,326)	(60,071)
Trade notes, accounts and other receivable	193,369	348,404	294,638
Other corporate assets	532,365	789,636	704,600
Assets of certain VIEs	253,151	294,586	273,891

Total consolidated assets	¥9,066,961	¥11,443,628	¥10,996,906

Geographical Revenues and Income before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2014
	Japan	The Americas*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥977,427	¥131,797	¥292,675	¥(26,607)	¥1,375,292
Income before Income Taxes*1	211,442	42,901	44,178	(12,182)	286,339

	Millions of yen
	Year Ended March 31, 2015
	Japan	The Americas*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥1,602,610	¥209,923	¥363,964	¥(2,214)	¥2,174,283
Income before Income Taxes*1	228,063	32,382	84,035	(463)	344,017
	Millions of yen
	Year Ended March 31, 2016
	Japan	The Americas*2	Other*3*4	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥1,827,582	¥186,186	¥355,434	¥0	¥2,369,202
Income before Income Taxes	241,794	74,546	74,962	0	391,302

*1	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
*2	Mainly the United States
*3	Mainly Asia, Europe, Australasia and Middle East
*4	Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco for fiscal 2014, 2015 and 2016, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥58,997 million in the Americas and ¥52,169 million in other for fiscal 2014, ¥99,059 million in the Americas and ¥96,966 million in other for fiscal 2015, and ¥108,446 million in the Americas and ¥76,726 million in other for fiscal 2016.